UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (37.8%)
		Consumer Discretionary (7.8%)
556,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	$581,020
4,180,000		Dana Holding Corp.µ 6.750%, 02/15/21	4,420,350
		DISH Network Corp.
2,000,000		7.125%, 02/01/16µ	2,205,000
500,000		7.875%, 09/01/19	578,750
1,240,000		Gap, Inc. 5.950%, 04/12/21	1,191,645
2,427,000		Goodyear Tire & Rubber Company 8.250%, 08/15/20	2,651,497
3,000,000		Icahn Enterprises, LP* 8.000%, 01/15/18	3,127,500
3,618,000		J.C. Penney Company, Inc. 7.125%, 11/15/23	3,762,720
		Jaguar Land Rover, PLC*
4,000,000		8.125%, 05/15/21	3,940,000
1,500,000		7.750%, 05/15/18	1,496,250
2,000,000		Jarden Corp. 8.000%, 05/01/16	2,185,000
3,000,000		Lear Corp.µ 8.125%, 03/15/20	3,363,750
2,000,000		Liberty Media Corp. 8.500%, 07/15/29	1,980,000
2,000,000		Limited Brands, Inc. 6.950%, 03/01/33	1,910,000
1,000,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	1,040,000
2,000,000		MGM Resorts International 7.500%, 06/01/16	2,015,000
2,210,000		Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	2,210,000
		Service Corp. International
1,000,000		8.000%, 11/15/21	1,155,000
1,000,000		7.000%, 05/15/19	1,085,000
750,000		Toll Brothers Finance Corp.† 5.875%, 02/15/22	768,750
350,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	397,250

			42,064,482

		Consumer Staples (1.7%)
333,000		Constellation Brands, Inc. 8.375%, 12/15/14	377,955
564,000		Darling International, Inc. 8.500%, 12/15/18	634,500
1,175,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	1,245,500
4,284,000		Post Holdings, Inc.*† 7.375%, 02/15/22	4,444,650

2,000,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	$2,272,500

			8,975,105

		Energy (11.2%)
5,500,000	NOK	Aker Solutions, ASA 10.700%, 06/26/14	1,016,521
1,506,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	1,566,240
1,134,000		Basic Energy Services, Inc. 7.750%, 02/15/19	1,159,515
2,000,000		Berry Petroleum Companyµ 8.250%, 11/01/16	2,095,000
5,000,000		Bristow Group, Inc. 7.500%, 09/15/17	5,225,000
2,500,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	2,462,500
1,000,000		Calumet Specialty Products* 9.375%, 05/01/19	1,010,000
2,500,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	2,525,000
2,000,000		Chesapeake Energy Corp. 9.500%, 02/15/15	2,260,000
2,000,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	1,950,000
3,000,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	3,146,250
1,580,000		Comstock Resources, Inc.µ 8.375%, 10/15/17	1,524,700
2,170,000		Concho Resources, Inc.µ 8.625%, 10/01/17	2,408,700
		Frontier Oil Corp.
4,424,000		6.875%, 11/15/18	4,556,720
1,000,000		8.500%, 09/15/16	1,075,000
500,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	505,000
2,000,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	2,110,000
360,000		HollyFrontier Corp. 9.875%, 06/15/17	403,200
1,470,000		Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	1,554,525
3,000,000		Linn Energy, LLC 7.750%, 02/01/21	3,247,500
1,880,000		Pioneer Drilling Company 9.875%, 03/15/18	2,011,600
4,000,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	4,265,412
		SESI, LLC
2,000,000		7.125%, 12/15/21*	2,175,000
2,000,000		6.875%, 06/01/14µ	2,020,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Swift Energy Company
1,700,000	8.875%, 01/15/20	$1,814,750
515,000	7.125%, 06/01/17	517,575
1,000,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	1,065,000
200,000	Unit Corp. 6.625%, 05/15/21	203,000
4,500,000	W&T Offshore, Inc. 8.500%, 06/15/19	4,809,375

		60,683,083

	Financials (0.6%)
1,980,000	Leucadia National Corp.µ 8.125%, 09/15/15	2,138,400
1,050,000	OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	1,144,500

		3,282,900

	Health Care (4.1%)
134,000	AMERIGROUP Corp. 7.500%, 11/15/19	143,715
2,000,000	Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	2,180,000
	Fresenius Med*
1,000,000	6.500%, 09/15/18	1,077,500
620,000	5.875%, 01/31/22	635,500
3,000,000	Grifols SA 8.250%, 02/01/18	3,307,500
	Mylan, Inc.*
990,000	7.625%, 07/15/17µ	1,092,712
500,000	7.875%, 07/15/20	557,500
4,000,000	Teleflex, Inc.µ 6.875%, 06/01/19	4,300,000
	Valeant Pharmaceuticals International, Inc.*
3,800,000	7.250%, 07/15/22	3,866,500
1,300,000	7.000%, 10/01/20	1,327,625
250,000	6.750%, 10/01/17	256,563
3,032,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	3,221,500

		21,966,615

	Industrials (3.4%)
1,825,000	Abengoa, SA* 8.875%, 11/01/17	1,788,500
	Belden, Inc.
1,000,000	9.250%, 06/15/19	1,075,000
500,000	7.000%, 03/15/17	515,000
812,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	852,600
900,000	Clean Harbors, Inc. 7.625%, 08/15/16	958,500
2,500,000	Deluxe Corp.~ 7.375%, 06/01/15	2,581,250
688,000	Dycom Investments, Inc. 7.125%, 01/15/21	701,760

1,500,000	FTI Consulting, Inc. 7.750%, 10/01/16	$1,567,500
502,000	Interline Brands, Inc. 7.000%, 11/15/18	529,610
2,000,000	Manitowoc Company, Inc.µ 7.125%, 11/01/13	2,012,500
230,000	Navistar International Corp. 8.250%, 11/01/21	249,550
1,500,000	Terex Corp. 8.000%, 11/15/17	1,522,500
837,000	TransDigm Group, Inc. 7.750%, 12/15/18	920,700
2,630,000	Triumph Group, Inc. 8.625%, 07/15/18	2,945,600

		18,220,570

	Information Technology (4.5%)
707,000	Amkor Technology, Inc. 6.625%, 06/01/21	721,140
2,000,000	Audatex North America, Inc.* 6.750%, 06/15/18	2,045,000
2,000,000	EH Holding Corp.* 7.625%, 06/15/21	2,120,000
	Equinix, Inc.
2,500,000	7.000%, 07/15/21	2,718,750
400,000	8.125%, 03/01/18µ	446,000
210,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	220,500
5,472,000	iGATE Corp. 9.000%, 05/01/16	5,841,360
2,003,000	Jabil Circuit, Inc. 8.250%, 03/15/18	2,343,510
3,500,000	Sanmina-SCI Corp.* 7.000%, 05/15/19	3,570,000
	Seagate Technology
2,000,000	7.000%, 11/01/21*	2,150,000
1,250,000	6.875%, 05/01/20	1,343,750
1,000,000	ViaSat, Inc. 8.875%, 09/15/16	1,035,000

		24,555,010

	Materials (2.3%)
967,000	Clearwater Paper Corp. 7.125%, 11/01/18	1,027,438
6,000,000	FMG Resourcesµ* 8.250%, 11/01/19	6,465,000
	Sealed Air Corp.
1,500,000	7.875%, 06/15/17	1,597,147
1,290,000	8.125%, 09/15/19*	1,435,125
	Steel Dynamics, Inc.
1,675,000	7.750%, 04/15/16µ	1,758,750
325,000	7.625%, 03/15/20	361,563

		12,645,023

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Telecommunication Services (0.6%)
1,319,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	$1,398,140
2,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	2,037,824

			3,435,964

		Utilities (1.6%)
5,500,000		AmeriGas Finance Corp. 7.000%, 05/20/22	5,527,500
1,090,000		Calpine Corp.* 7.500%, 02/15/21	1,166,300
2,000,000		NRG Energy, Inc.* 7.875%, 05/15/21	1,910,000

			8,603,800

		TOTAL CORPORATE BONDS (Cost $196,814,074)	204,432,552

CONVERTIBLE BONDS (12.4%)
		Consumer Discretionary (0.4%)
6,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	762,060
1,750,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	1,491,875

			2,253,935

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc. 4.000%, 06/30/13	1,758,750

		Energy (1.9%)
2,000,000		Chesapeake Energy Corp. 2.750%, 11/15/35	1,905,000
1,000,000		Newpark Resources, Inc. 4.000%, 10/01/17	1,082,500
3,100,000		Subsea 7, SAµ 2.250%, 10/11/13	3,495,250
		Technip, SA
1,950,000	EUR	0.500%, 01/01/16	2,341,993
1,080,200	EUR	0.250%, 01/01/17	1,398,826

			10,223,569

		Financials (1.3%)
1,300,000	GBP	Aberdeen Asset Management, PLC 3.500%, 12/17/14	2,726,997
4,000,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	4,395,000

			7,121,997

		Health Care (1.8%)
2,000,000		LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	2,120,000

6,500,000		Shire, PLCµ 2.750%, 05/09/14	$7,520,500

			9,640,500

		Information Technology (3.9%)
3,200,000	EUR	Cap Gemini, SA 3.500%, 01/01/14	1,568,090
3,000,000		Ciena Corp.* 3.750%, 10/15/18	3,161,250
5,500,000		Intel Corp.µ 2.950%, 12/15/35	6,208,125
1,500,000		Mentor Graphics Corp.* 4.000%, 04/01/31	1,537,500
4,000,000		Nuance Communications, Inc.µ* 2.750%, 11/01/31	4,700,000
300,000		Photronics, Inc.* 3.250%, 04/01/16	301,875
2,790,000		Xilinx, Inc.µ 2.625%, 06/15/17	3,794,400

			21,271,240

		Materials (2.3%)
1,200,000		Anglo American, PLC 4.000%, 05/07/14	1,878,600
3,000,000		AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	3,487,500
5,450,000		Goldcorp, Inc.µ 2.000%, 08/01/14	7,016,875

			12,382,975

		Utilities (0.5%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	2,532,776

		TOTAL CONVERTIBLE BONDS (Cost $63,740,823)	67,185,742

U.S. GOVERNMENT AND AGENCY SECURITY (0.8%)
4,550,000		United States Treasury Note~ 1.000%, 03/31/12 (Cost $4,555,668)	4,557,467

SOVEREIGN BONDS (1.0%)
535,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	3,084,561
2,500,000	NZD	Government of New Zealand 6.000%, 04/15/15	2,267,470

		TOTAL SOVEREIGN BONDS (Cost $4,822,277)	5,352,031

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (4.4%)
		Consumer Staples (0.3%)
16,750		Bunge, Ltd. 4.875%	$1,593,344

		Energy (2.6%)
140,000		Apache Corp.µ 6.000%	8,040,200
6,506		Chesapeake Energy Corp.µ* 5.750%	6,313,070

			14,353,270

		Financials (1.0%)
65,000		Affiliated Managers Group, Inc.µ 5.150%	2,701,562
13,600		MetLife, Inc. 5.000%	931,736
1,600		Wells Fargo & Companyµ 7.500%	1,752,000

			5,385,298

		Industrials (0.2%)
8,573		Stanley Black & Decker, Inc. 4.750%	1,013,243

		Utilities (0.3%)
32,000		NextEra Energy, Inc.µ 7.000%	1,692,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,713,818)	24,037,155

COMMON STOCKS (78.5%)
		Consumer Discretionary (4.4%)
41,500	EUR	Adidas, AGµ	2,989,966
225,000	JPY	ASICS Corp.	2,550,512
38,500		Carnival Corp.µ	1,162,700
400,000	AUD	Harvey Norman Holdings, Ltd.µ	874,800
140,000	JPY	Nikon Corp.	3,427,447
83,000	JPY	Panasonic Corp.	671,884
9,000	EUR	Porsche Automobil Holding, SEµ	551,774
110,000	JPY	Suzuki Motor Corp.	2,508,265
43,000	CHF	Swatch Group, AGµ	3,153,178
7,600	CHF	Swatch Group, AG	3,201,825
31,000	JPY	Toyota Motor Corp.	1,142,876
46,800		Walt Disney Companyµ	1,820,520

			24,055,747

		Consumer Staples (10.4%)
71,500	EUR	Anheuser-Busch InBev, NV	4,335,377
127,441		Archer-Daniels-Midland Company	3,648,636
96,000	JPY	Asahi Group Holdings, Ltd.	2,122,277

53,000	EUR	Beiersdorf, AGµ	$3,182,092
38,900		Coca-Cola Companyµ	2,626,917
137,000	BRL	Companhia de Bebidas das Americasµ	5,018,315
106,500	EUR	Danone, SAµ	6,573,214
215,000	GBP	Diageo, PLCµ	4,749,936
160	JPY	Japan Tobacco, Inc.	787,195
225,000	CHF	Nestlé, SAµ	12,893,808
52,000	GBP	Reckitt Benckiser Group, PLCµ	2,766,350
53,000	GBP	Unilever, PLCµ	1,708,767
1,140,000	MXN	Wal-Mart de Mexico, SAB de CVµ	3,520,381
42,000		Wal-Mart Stores, Inc.µ	2,577,120

			56,510,385

		Energy (9.1%)
28,000		Baker Hughes, Inc.	1,375,640
875,000	GBP	BP, PLCµ	6,492,201
26,000		Chevron Corp.µ	2,680,080
2,175,000	HKD	CNOOC, Ltd.	4,453,599
40,000		ConocoPhillipsµ	2,728,400
23,500		Devon Energy Corp.µ	1,499,535
95,000	EUR	ENI, S.p.A.µ	2,100,074
180,000	CAD	Ensign Energy Services, Inc.µ	2,800,439
40,500		Exxon Mobil Corp.	3,391,470
24,000		Noble Corp.#	836,160
15,000		Occidental Petroleum Corp.µ	1,496,550
2,350,000	HKD	PetroChina Company, Ltd. - Class Hµ	3,430,170
57,500	NOK	Petroleum Geo-Services, ASAµ#	736,023
82,300	GBP	Royal Dutch Shell, PLCµ	2,905,669
33,300		Schlumberger, Ltd.	2,503,161
73,000	CAD	Suncor Energy, Inc.	2,514,630
34,000	EUR	Technip, SA	3,189,653
74,000	EUR	TOTAL, SAµ	3,911,029

			49,044,483

		Financials (5.4%)
440,000	GBP	Aberdeen Asset Management, PLC	1,656,419
4,000		American International Group, Inc.µ#	100,440
95,000	AUD	ASX, Ltd.µ	3,024,694
135,000	EUR	Banco Santander, SAµ	1,050,691
105,000		Bank of America Corp.µ	748,650
41,000		Bank of New York Mellon Corp.µ	825,330
18,961		Citigroup, Inc.	582,482
29,000	EUR	Deutsche Böerse, AG#	1,707,005
12,000		Franklin Resources, Inc.µ	1,273,200
19,000		Hartford Financial Services Group, Inc.µ	332,880
77,500		JPMorgan Chase & Companyµ	2,890,750
80,000	CHF	Julius Baer Group, Ltd.µ#	3,250,407

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

99,000		Manulife Financial Corp.µ	$1,160,280
16,000		MetLife, Inc.µ	565,280
98,000	CAD	Power Financial Corp.µ	2,613,463
8,500		Prudential Financial, Inc.µ	486,540
140,000	GBP	Standard Chartered, PLCµ	3,384,190
23,500		T. Rowe Price Group, Inc.µ	1,359,240
8,300	CHF	Zurich Financial Services, AGµ#	1,992,721

			29,004,662

		Health Care (9.9%)
23,000	DKK	Coloplast, A/S - Class Bµ	3,395,357
65,000		Covidien, PLCµ	3,347,500
150,000	AUD	CSL, Ltd.µ	4,957,375
34,250		Eli Lilly and Companyµ	1,361,095
92,100		Johnson & Johnsonµ	6,070,311
42,000		Medtronic, Inc.µ	1,619,940
144,533		Merck & Company, Inc.µ	5,529,832
98,700	CHF	Novartis, AG	5,339,772
104,600	DKK	Novo Nordisk, A/S - Class Bµ	12,367,917
246,800		Pfizer, Inc.µ	5,281,520
25,000	CHF	Roche Holding, AGµ	4,231,396

			53,502,015

		Industrials (8.0%)
340,000	CHF	ABB, Ltd.µ#	7,099,185
54,000	EUR	ALSTOMµ	2,058,295
610,000	GBP	BAE Systems, PLCµ	2,958,692
28,000		Boeing Companyµ	2,077,040
35,000	EUR	Bouygues, SA	1,087,545
60,800		Eaton Corp.	2,981,024
242,500		General Electric Companyµ	4,537,175
60,000		Honeywell International, Inc.µ	3,482,400
36,500		Illinois Tool Works, Inc.µ	1,935,595
75,000	JPY	Komatsu, Ltd.	2,114,602
47,000	EUR	Krones, AGµ	2,690,599
14,000	EUR	Nexans, SAµ	869,212
40,000	EUR	Royal Philips Electronics, NVµ	808,375
63,500	EUR	Siemens, AGµ	5,992,031
32,000		United Technologies Corp.µ	2,507,200

			43,198,970

		Information Technology (17.6%)
72,000		Accenture, PLC - Class Aµ	4,128,480
22,200		Apple, Inc.µ#	10,133,856
75,000	EUR	ASML Holding, NV	3,221,236
93,000		Autodesk, Inc.#	3,348,000
60,000	JPY	Canon, Inc.	2,589,871
29,500	EUR	Cap Gemini, SAµ	1,076,976

65,500		Check Point Software Technologies, Ltd.#	$3,686,995
132,500		Dell, Inc.µ#	2,282,975
130,000		eBay, Inc.µ#	4,108,000
209,009		EMC Corp.µ#	5,384,072
6,250		Google, Inc.µ#	3,625,688
185,000		Intel Corp.µ	4,887,700
285,000	SEK	LM Ericsson Telephone Companyµ	2,649,945
85,000	CHF	Logitech International, SAµ#	650,543
190,000		Microsoft Corp.µ	5,610,700
6,428		Motorola Solutions, Inc.µ	298,323
23,000	JPY	Murata Manufacturing Company, Ltd.	1,317,174
20,400	JPY	Nintendo Company, Ltd.µ	2,767,463
580,000	EUR	Nokia, OYJ	2,896,597
92,000	JPY	Nomura Research Institute, Ltd.	2,094,201
75,000		Oracle Corp.µ	2,115,000
79,893		QUALCOMM, Inc.µ	4,699,306
5,560	KRW	Samsung Electronics Company, Ltd.µ	5,479,076
198,500	EUR	SAP, AGµ	11,993,134
42,900	EUR	Software, AG	1,397,833
75,000		Symantec Corp.µ#	1,289,250
635,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,684,749

			95,417,143

		Materials (9.1%)
101,000	GBP	Anglo American, PLCµ	4,176,250
154,000	CAD	Barrick Gold Corp.	7,596,330
41,000		Dow Chemical Companyµ	1,373,910
33,950		Freeport-McMoRan Copper & Gold, Inc.µ	1,568,830
135,000	CAD	Goldcorp, Inc.µ	6,529,869
160,000	AUD	Newcrest Mining, Ltd.	5,727,814
33,500	CAD	Potash Corp. of Saskatchewan, Inc.	1,569,592
79,500	GBP	Rio Tinto, PLCµ	4,766,758
15,000	CHF	Syngenta, AGµ#	4,536,665
83,500	CAD	Teck Resources, Ltd. - Class B	3,540,860
280,000	CAD	Yamana Gold, Inc.µ	4,844,919
77,000	NOK	Yara International, ASA	3,098,636

			49,330,433

		Telecommunication Services (4.1%)
187,000		América Móvil, SAB de CVµ	4,340,270
145,000		AT&T, Inc.µ	4,264,450
96,000	EUR	France Telecom, SAµ	1,439,691
475	JPY	KDDI Corp.	3,010,037
588,420	BRL	Tim Participacoes, SA	3,266,755
2,157,000	GBP	Vodafone Group, PLCµ	5,805,496

			22,126,699

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Utilities (0.5%)
10,500		Exelon Corp.µ	$417,690
45,801	EUR	GDF Suezµ	1,243,132
29,000	EUR	RWE, AGµ	1,109,174

			2,769,996

		TOTAL COMMON STOCKS (Cost $528,001,274)	424,960,533

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTION (0.1%)#
		Consumer Discretionary (0.1%)
85		Priceline.com, Inc. Call, 01/19/13, Strike $520.00 (Cost $821,349)	692,325

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (0.3%)
1,495,059		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,495,059)	1,495,059

TOTAL INVESTMENTS (135.3%) (Cost $824,964,342)			732,712,864

LIABILITIES, LESS OTHER ASSETS (-35.3%)			(191,339,313)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$541,373,551

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-0.9%)#
		Consumer Staples (-0.2%)
(45,000)		Smithfield Foods, Inc.	(1,004,850)

		Energy (-0.1%)
(58,827)		Newpark Resources, Inc.	(478,852)

		Financials (-0.2%)
(9,600)		Affiliated Managers Group, Inc.	(964,896)

		Health Care (-0.1%)
(13,600)		LifePoint Hospitals, Inc.	(546,584)

		Information Technology (-0.3%)
(92,500)		Ciena Corp.	(1,345,875)
(39,500)		Mentor Graphics Corp.	(547,865)
(19,070)		Photronics, Inc.	(130,820)

			(2,024,560)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,605,669)	(5,019,742)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $401,848,968. $169,510,922 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $54,324,370 or 10.0% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $6,580,803.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$80,000,000	$(3,687,232)
BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	55,000,000	(207,884)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	36,900,000	(385,269)

					$(4,280,385)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

See accompanying Notes to Schedule of Investments

CURRENCY EXPOSURE JANUARY 31, 2012

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$431,999,383	59.2%
European Monetary Unit	75,316,390	10.3%
Swiss Franc	46,349,500	6.4%
British Pound Sterling	44,097,725	6.1%
Canadian Dollar	32,010,102	4.4%
Japanese Yen	27,103,804	3.7%
Danish Krone	15,763,274	2.2%
Australian Dollar	14,584,683	2.0%
Brazilian Real	11,369,631	1.6%
Hong Kong Dollar	8,645,829	1.2%
South Korean Won	5,479,076	0.8%
Norwegian Krone	4,851,180	0.7%
Mexican Peso	3,520,381	0.5%
Swedish Krona	2,649,945	0.4%
New Zealand Dollar	2,267,470	0.3%
New Taiwanese Dollar	1,684,749	0.2%

Total Investments Net of Common Stocks Sold Short	$727,693,122	100.0%

Currency exposure may vary over time.

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:

Cost basis of investments	$831,107,632

Gross unrealized appreciation	37,355,699
Gross unrealized depreciation	(135,750,467)

Net unrealized appreciation (depreciation)	$(98,394,768)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $255,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended January 31, 2012, the average borrowings and the average interest rate were $201,000,000 and 1.20%, respectively. As of January 31, 2012, the amount of such outstanding borrowings was $201,000,000. The interest rate applicable to the borrowings on January 31, 2012 was 1.20%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 5 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$204,432,552	$—	$204,432,552
Convertible Bonds		67,185,742		67,185,742
U.S. Government and Agency Security		4,557,467		4,557,467
Sovereign Bonds		5,352,031		5,352,031
Convertible Preferred Stocks	11,737,179	12,299,976		24,037,155
Common Stocks	424,960,533			424,960,533
Purchased Option	692,325			692,325
Short Term Investment	1,495,059			1,495,059

Total	$438,885,096	$293,827,768	$—	$732,712,864

Liabilities:
Common Stocks Sold Short	$5,019,742	$—	$—	$5,019,742
Interest Rate Swaps		4,280,385		4,280,385

Total	$5,019,742	$4,280,385	$—	$9,300,127

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at value:
Common Stocks	$215,574,104	$—	$—	$215,574,104

Total	$215,574,104	$—	$—	$215,574,104

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 22, 2012